                              [PHOTO APPEARS HERE]

                                              AIM AGGRESSIVE GROWTH FUND

[AIM LOGO APPEARS HERE]           ANNUAL REPORT                OCTOBER 31, 1996

                              [PHOTO APPEARS HERE]

                           AIM AGGRESSIVE GROWTH FUND

                           For shareholders who seek
            long-term growth of capital by investing in a portfolio
                            consisting primarily of
                     small-company stocks which management
                          believes will have earnings
                            growth in excess of the
                                general economy.



ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Aggressive Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge. When sales charges are included, Fund performance reflects the maximum 5.50% sales charge.
o During the year ended October 31, 1996, the Fund paid distributions of $0.97 per share.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o  Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.
o Lipper Analytical Services, Inc., is an independent mutual fund performance monitor. The unmanaged Lipper Small Company Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds.
o The unmanaged Russell 2000 Index is generally representative of the performance of the stocks of small-capitalization companies.
o An investment cannot be made in the indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

               MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE
                NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT
                       AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
          AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
                         OF PRINCIPAL AMOUNT INVESTED.

                 This report may be distributed only to current
                      shareholders or to persons who have
                   received a current prospectus of the Fund.

                                                          The Chairman's Letter

                    Dear Shareholder:

                    As you may have heard in the financial news, A I M
  [PHOTO OF         Management Group Inc. recently announced a significant
  CHARLES T.        event in our company's history--an agreement to merge with
    BAUER           INVESCO PLC, one of the world's largest independent
 Chairman of        investment management groups.
 the Board of           AIM has long been known for its strategic planning and
  the Fund          forward thinking. In seeking this merger, AIM had specific
APPEARS HERE]       goals in choosing a partner: to better AIM's position to
                    succeed in an increasingly competitive financial services
environment, both in the U.S. and globally; to ensure the continuation of AIM's independent culture, investment philosophy, and dedication to our shareholders; and to offer the broadest range of products and services to our shareholders.

A "MERGER OF EQUALS" THAT PRESERVES INDEPENDENCE
When the merger is completed, AIM and INVESCO will be combined under a new holding company to be named AMVESCO, to reflect the strongly complementary strengths of our two companies which together create a "merger of equals." AMVESCO will have combined assets under management in excess of $150 billion.
    Most importantly, the agreement enables AIM to preserve its independent culture--which has been so essential to our company's success. The locations, management, structure, and brand names of AIM and INVESCO will not change.
    With INVESCO, AIM achieves a strategic combination with a partner that offers complementary rather than overlapping strengths. AIM has delivered impressive performance over the years as a domestic retail fund manager. INVESCO brings to AIM its primary strengths as an institutional money manager, and as a successful international investment manager with significant operations in North America, Europe, and the Pacific region.

NO CHANGES IN YOUR AIM FUND OR ITS MANAGEMENT
While AIM certainly will be enriched through these added strengths, it will retain those qualities that have produced two decades of successful performance. The reputation of AIM funds has been built by its seasoned team of portfolio managers who adhere to AIM's disciplined and successful investment management process. AIM's central goal is to keep the current investment team in place and our time-tested investment philosophy intact. Also, the names of AIM funds will not change.
    Moreover, because the merger will not result in any changes in the way AIM does business, this transaction will be seamless--without any disruption of service to you.

YOUR VOTE IS IMPORTANT
The merger is expected to be completed on or about February 28. As a result of the merger, it is necessary for shareholders of AIM funds to approve a new investment advisory agreement.
    Recently, we mailed an announcement for the shareholder meeting planned on February 7, along with a proxy card that describes proposals that relate to the management and policies of your Fund. We encourage you to review and return your proxy as soon as possible. Your Fund's Board of Directors carefully considered and unanimously approved the proposals and recommends that you vote in favor of each one. Your vote is important to us. If you haven't yet mailed your proxy card, please send it today.
    The AIM/INVESCO merger marks a new and promising era for AIM, and we believe it will yield exciting opportunities for AIM shareholders. We appreciate the trust you have placed in us.

Sincerely,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman

                          ---------------------------
                               With INVESCO, AIM
                              achieves a strategic
                               combination with a
                          partner that offers comple-
                              mentary rather than
                             overlapping strengths.
                          ---------------------------

THE MANAGERS' OVERVIEW

1996 CHALLENGED SMALL-CAP STOCKS

A roundtable discussion with the fund management team for AIM Aggressive Growth Fund for the fiscal year ended October 31, 1996.
-------------------------------------------------------------------------------

Q. SMALL-COMPANY STOCKS HAVE BEEN OUTPACED BY LARGE-COMPANY STOCKS SINCE OCTOBER 1995. HOW DID AIM AGGRESSIVE GROWTH FUND PERFORM DURING THE REPORTING PERIOD?
A. Small-company stocks did lag large-company stocks during most of the past year, as evidenced by the 16.61% total return posted for the Russell 2000 Index of small-company stocks compared to the 24.08% return for the Standard & Poor's Composite Index of 500 Stocks. The Fund's total return of 14.77% for the year ended October 31, 1996, reflected the trend for small company stocks and the significant volatility in the technology sector, particularly in the fall of 1995. From January 1, 1996, through October 31, 1996, the Fund's relative performance was markedly improved--the Fund gained 13.60% compared to 9.03% for the Russell 2000 Index.

MORNINGSTAR RATINGS

As of 10/31/96
                                    FUNDS IN
                                 DOMESTIC EQUITY
           PERIOD       RATING      CATEGORY
           ------       ------      --------
          Overall       *****           NA
          10 years      *****          575
          5 years       *****        1,031
          3 years       ****         1,724

Morningstar's rating system of one (lowest) to five (highest) stars is based on risk and return ratios for three-, five-, and 10-year periods and considers all loads, fees, and expenses. Ratings compare funds with similar investment objectives and represent past performance, which is no guarantee of comparable future results.

Q. WHAT FACTORS HAVE PRESSURED THE PERFORMANCE OF SMALL-COMPANY STOCKS?
A. As the market leaders during 1995, small-company stocks were more vulnerable to possible changes in the business cycle. There was an ongoing concern over the pace of economic growth and the possibility of rising interest rates. Higher interest rates increase borrowing costs, and that can have a stronger impact on the profits of smaller companies.
    While later reports indicated the economy had slowed to a moderate pace, some economists anticipated that higher interest rates remained a possibility.
    Investors also were concerned that corporate earnings would fall short of the brisk pace of 1995, and small companies had posted stunning profits that seemed hard to meet in 1996. That was particularly true for many technology companies, and many stocks in the technology sector fell sharply in the fall of 1995 and the summer of 1996.

Q. HOW DID INVESTORS REACT IN THAT ENVIRONMENT?
A. Uncertainty creates volatile markets, and investors gravitated to stocks in larger companies with more predictable earnings. As a result, large-company stocks generally have outperformed smaller company stocks. However, it has become apparent recently that small-company stocks have grown more appealing as earnings reports show surprisingly strong growth.

Q. HOW DID THESE FACTORS AFFECT THE FUND?
A. Due to its larger concentration in technology stocks, the Fund was vulnerable when the technology sector suffered a broad-based decline in the fall of 1995. Technology stocks comprised roughly 45% of the portfolio in October 1995.

Q. WHAT STRATEGIES DID THE FUND USE TO STRENGTHEN ITS PERFORMANCE?
A. The Fund's strong rebound in 1996 was accomplished with a more broadly diversified portfolio. By April 1996, the technology weighting had been pared to approximately 37%, and then to 24% by the end of the reporting period.
    The Fund also repositioned its emphasis from semiconductor producers to computer software and networking companies. Through October 1996, software companies handily outperformed semiconductor companies for the year; however, market concerns for lower overall earnings continued to hamper the performance for the group. The Fund increased its holdings in other sectors including specialty retailers and medical services providers.

Q. WHAT'S THE OUTLOOK FOR THE TECHNOLOGY SECTOR?
A. Going forward, the Fund noted a number of positive factors that bode well for selected


                         -----------------------------
                           The Fund's strong rebound
                         in 1996 was accomplished with
                                 a more broadly
                             diversified portfolio.
                         -----------------------------

          See important Fund & index diclosures inside front cover.

PORTFOLIO COMPOSITION

as of October 31, 1996


Top 10 Equity Holdings                 Top 10 Industries
 1.  Cascade Communications Corp.       1.  Computer Software/Services
 2.  PairGain Technologies, Inc.        2.  Retail (Stores)
 3.  USA Waste Services, Inc.           3.  Medical (Patient Services)
 4.  HealthSouth Corp.                  4.  Telecommunications
 5.  Ascend Communications, Inc.        5.  Computer Networking
 6.  Andrew Corp.                       6.  Medical Instruments/Products
 7.  Tech Data Corp.                    7.  Finance (Consumer Credit)
 8.  ADC Telecommunications, Inc.       8.  Electronic Components/Misc.
 9.  U.S. Robotics Corp.                9.  Business Services
10.  Money Store, Inc. (The)           10.  Advertising/Broadcasting

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.


technology areas. PC makers benefit from the decline in prices of semiconductors and other components. Microsoft's Windows NT has the potential to launch another major upgrade cycle in spring 1997 that will benefit PC makers and software developers alike.
   Computer networking companies like Network General Corp. have been consistently strong during the period as companies continue to upgrade data communication capacity.

Q. HOW WAS THE FUND POSITIONED AT THE END OF THE FISCAL YEAR?
A. The Fund continued to hold a large number of stocks--approximately 370 as of October 31, 1996, spread over 54 industry categories. The largest concentrations were little changed from April 1996. Following technology, the Fund maintained its weighting in health-care stocks at roughly 18%, and increased its holdings in retail stores and consumer cyclicals to 23%.

Q. WHAT WERE SOME OF THE SIGNIFICANT CHANGES IN THE RETAIL SECTOR DURING THE REPORTING PERIOD?
A. Earnings in the retail sector have been surprisingly strong, and they continue to grow at an attractive pace. Consumer demand for goods has kept store inventories low and fully priced, which benefits high-profile players such as Tommy Hilfiger Corp. and Gymboree Corp. The Fund bolstered its holdings in stronger, name-brand stores that dominate their market niche: Petco Animal Supplies, Inc., Tech Data Corp., The Sports Authority, Inc., and Global DirectMail Corp.

Q. YOU CONTINUE TO MAINTAIN A SIGNIFICANT EMPHASIS IN HEALTH-CARE COMPANIES. WHAT DO YOU SEE AS THE MAIN THEMES?
A. Consolidation efforts continue in the health-care industry, and intense competition has begun to drive out many of the smaller, less experienced players, particularly in the physician practice management area. The Fund focused on three major areas in the health-care segment where there appears to be attractive potential for earnings growth: preventive maintenance, assisted living, and hospital systems administration.
    Among the Fund's strongest performers in those segments were Cardinal Health, Inc., Healthcare and Retirement Corp., HealthSouth Corp., and Oxford Health Plans, Inc. Also strong were medical instruments and products makers Dentsply International, Inc. and Sybron International Corp.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKET IN 1997?
A. Conditions appear favorable for stocks in general, and even better for smaller company stocks. Recent reports show the economy slowed to a 2.0% annual rate in the third quarter from 4.7% in the second quarter. The economy is growing at a reasonable rate without rising inflation, and that reduces the likelihood that interest rates may increase over the near term.
   Still, the bull market has run longer than any other in history--October marked its sixth year. As we have seen, that advance has not been without considerable volatility. In 1996, circuit breaker mechanisms on the New York Stock Exchange, which temporarily suspend trading, were triggered more than 90 times.
   That's why we, as investors, should remain cautious and patient. In light of the heady market performance that stocks have delivered for more than six years, it's important to keep an eye on the big picture. Certainly, investors have enjoyed successful performance in the stock market for some time. But markets run in cycles--even the longest bull market in history.

                        --------------------------------
                             The economy is growing
                              at a reasonable rate
                         without rising inflation, and
                          that reduces the likelihood
                        that interest rates may increase
                              over the near term.
                        --------------------------------

          See important Fund & index disclosures inside front cover.

LONG-TERM PERFORMANCE

AIM AGGRESSIVE GROWTH FUND VS. BENCHMARK INDEXES

The chart below compares your Fund to benchmark indexes. It is intended to give you a general idea of how your Fund performed compared to the stock market over the 10 years ended 10/31/96. It is important to understand the difference between your Fund and an index. Your Fund's total return is shown with a sales charge and includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Russell 2000 Index and the Lipper Small Company Growth Fund Index. Unlike your Fund, an index is not managed; therefore there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

     AVERAGE ANNUAL TOTAL RETURN

     As of 10/31/96. Including sales charge.


          10 Years          17.84%
           5 Years          24.73
           1 Year            8.46*

*14.77% excluding sales charge.




Growth of a $10,000 Investment

Past performance is no guarantee of comparable future results.

               AIM Aggressive Growth Fund   Lipper Small Company Growth Fund Index   Russell 2000 Stock Index
                                                        (In thousands)
10/31/86              $9,452                           $10,000                            $10,000

10/87                  7,609                             9,046                              8,630

10/88                  9,171                            11,107                             10,981

10/89                 10,822                            13,417                             12,694

10/90                  8,647                            10,424                              9,232

10/91                 16,166                            16,266                             14,645

10/92                 17,718                            17,412                             16,035

10/93                 26,738                            22,544                             21,233

10/94                 31,808                            23,015                             21,157

10/95                 44,994                            28,441                             25,040

10/96                 51,640                            33,316                             29,197


Your Fund's total return includes sales charges, expenses, and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

SCHEDULE OF INVESTMENTS

October 31, 1996

                                    PRINCIPAL         MARKET
                                      AMOUNT           VALUE
CONVERTIBLE BONDS-0.53%

BUILDING MATERIALS-0.09%

Eagle Hardware & Garden, Inc.,
  Conv. Sub. Deb.,
  6.25%, 03/15/01                  $  1,665,000   $     2,697,300
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-0.44%

Cityscape Financial Corp.,
  Conv. Sub. Deb.,
  6.00%, 05/01/06(a)
  (Acquired 08/06/96; Cost
  $1,326,624)                           960,000         1,013,713
-----------------------------------------------------------------
RAC Financial Group, Inc.,
  Conv. Sub. Notes,
  7.25%, 08/15/03(a)
  (Acquired 09/06/96-09/30/96;
  Cost $7,894,726)                    6,160,000        10,964,800
-----------------------------------------------------------------
                                                       11,978,513
-----------------------------------------------------------------
         Total Convertible Bonds                       14,675,813
-----------------------------------------------------------------

                                      SHARES
COMMON STOCKS-92.35%

ADVERTISING/BROADCASTING-2.58%

American Radio Systems Corp.(b)         150,000         4,575,000
-----------------------------------------------------------------
Chancellor Corp.-Class A(b)             250,000         8,062,500
-----------------------------------------------------------------
Clear Channel Communications,
  Inc.(b)                               200,000        14,600,000
-----------------------------------------------------------------
Evergreen Media Corp.-Class A(b)        250,000         6,750,000
-----------------------------------------------------------------
Heftel Broadcasting Corp.(b)            275,000         9,968,750
-----------------------------------------------------------------
Heritage Media Corp.(b)                 300,000         4,575,000
-----------------------------------------------------------------
Jacor Communications, Inc.(b)           400,000        11,200,000
-----------------------------------------------------------------
Meredith Corp.                          100,000         5,025,000
-----------------------------------------------------------------
Paxson Communications Corp.(b)          335,000         2,973,125
-----------------------------------------------------------------
SFX Broadcasting, Inc.-Class A(b)        75,000         3,225,000
-----------------------------------------------------------------
                                                       70,954,375
-----------------------------------------------------------------

AEROSPACE/DEFENSE-0.28%

BE Aerospace, Inc.(b)                   355,000         7,721,250
-----------------------------------------------------------------

AUTOMOBILE/TRUCKS PARTS &
  TIRES-0.21%

Borg-Warner Automotive, Inc.            150,000         5,756,250
-----------------------------------------------------------------

BANKING-0.22%

Cole Taylor Financial Group, Inc.       200,000         6,012,500
-----------------------------------------------------------------

BUILDING MATERIALS-0.10%

Danaher Corp.                            70,000         2,861,250
-----------------------------------------------------------------

BUSINESS SERVICES-2.88%

APAC Teleservices, Inc.(b)              100,000         4,612,500
-----------------------------------------------------------------
Cambridge Technology Partners,
  Inc.(b)                               225,000         7,425,000
-----------------------------------------------------------------
Career Horizons, Inc.(b)                200,000         8,125,000
-----------------------------------------------------------------
Claremont Technology Group,
  Inc.(b)                               101,300         3,089,650
-----------------------------------------------------------------
Data Processing Resources
  Corp.(b)                               86,500         1,740,812
-----------------------------------------------------------------
IntelliQuest Information Group,
  Inc.(b)(c)                            375,000         8,250,000
-----------------------------------------------------------------
Leasing Solutions, Inc.(b)              146,600         4,617,900
-----------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(b)                  377,700         7,223,512
-----------------------------------------------------------------
RemedyTemp, Inc.-Class A(b)             165,000         3,300,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
BUSINESS SERVICES-(CONTINUED)

Robert Half International,
  Inc.(b)                               300,000   $    12,037,500
-----------------------------------------------------------------
Romac International, Inc.(b)            200,000         5,750,000
-----------------------------------------------------------------
RTW, Inc.(b)                            275,000         4,262,500
-----------------------------------------------------------------
Sterling Healthcare Group(b)            100,000         1,762,500
-----------------------------------------------------------------
Superior Consultant Holdings
  Corp.(b)                               60,000         1,470,000
-----------------------------------------------------------------
Vincam Group, Inc. (The)(b)             100,000         3,175,000
-----------------------------------------------------------------
Whittman-Hart, Inc.(b)                   50,000         2,375,000
-----------------------------------------------------------------
                                                       79,216,874
-----------------------------------------------------------------

CHEMICALS-0.18%

Agrium, Inc. (Canada)                   363,800         4,865,825
-----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.58%

Airgas, Inc.(b)                         711,000        16,086,375
-----------------------------------------------------------------

COMPUTER MINI/PCS-0.49%

Rational Software Corp.(b)              350,000        13,431,250
-----------------------------------------------------------------

COMPUTER NETWORKING-4.45%

ACT Networks, Inc.(b)                   376,200        12,884,850
-----------------------------------------------------------------
Ascend Communications, Inc.(b)          337,200        22,044,450
-----------------------------------------------------------------
Auspex Systems, Inc.(b)                 300,000         3,075,000
-----------------------------------------------------------------
Cascade Communications Corp.(b)         480,000        34,860,000
-----------------------------------------------------------------
Coherent Communications Systems
  Corp.(b)                              267,200         5,177,000
-----------------------------------------------------------------
Digital Systems International,
  Inc.(b)                                40,500           551,812
-----------------------------------------------------------------
DSP Communications, Inc.(b)             125,000         4,750,000
-----------------------------------------------------------------
FORE Systems, Inc.(b)                   408,800        16,249,800
-----------------------------------------------------------------
Ortel Corp.(b)                          100,000         2,075,000
-----------------------------------------------------------------
Shiva Corp.(b)                          100,000         4,100,000
-----------------------------------------------------------------
Sync Research, Inc.(b)                  200,000         2,650,000
-----------------------------------------------------------------
VideoServer, Inc.(b)                    200,000         9,475,000
-----------------------------------------------------------------
Xircom, Inc.(b)                         217,000         4,394,250
-----------------------------------------------------------------
                                                      122,287,162
-----------------------------------------------------------------

COMPUTER PERIPHERALS-0.97%

American Power Conversion
  Corp.(b)                              140,800         3,009,600
-----------------------------------------------------------------
MicroTouch Systems, Inc.(b)             200,000         3,625,000
-----------------------------------------------------------------
U.S. Robotics Corp.(b)                  319,600        20,094,850
-----------------------------------------------------------------
                                                       26,729,450
-----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-14.97%

Affiliated Computer Services,
  Inc.(b)                               300,000        16,500,000
-----------------------------------------------------------------
Amisys Managed Care Systems(b)          215,000         3,278,750
-----------------------------------------------------------------
Analysts International Corp.            200,000         5,000,000
-----------------------------------------------------------------
ANSYS, Inc.(b)                          318,500         3,901,625
-----------------------------------------------------------------
Applied Microsystems Corp.(b)(c)        200,000         2,175,000
-----------------------------------------------------------------
Applix, Inc.(b)                         198,500         4,813,625
-----------------------------------------------------------------
Avant! Corp.(b)                         150,684         4,558,191
-----------------------------------------------------------------
BDM International Inc.(b)                14,700           738,675
-----------------------------------------------------------------
Bell & Howell Co.(b)                    250,000         6,687,500
-----------------------------------------------------------------
BISYS Group, Inc. (The)(b)              150,000         5,587,500
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

CBT Group PLC-ADR(b) (Ireland)          153,900   $     8,464,500
-----------------------------------------------------------------
Cellular Technical Services
  Co.(b)                                350,000         5,643,750
-----------------------------------------------------------------
CFI Proservices, Inc.(b)(c)             165,000         3,217,500
-----------------------------------------------------------------
Citrix Systems, Inc.(b)                 200,000        11,050,000
-----------------------------------------------------------------
Clarify, Inc.(b)                         10,400           501,800
-----------------------------------------------------------------
Computer Data Systems, Inc.               6,700           180,900
-----------------------------------------------------------------
Computer Task Group, Inc.               100,000         3,775,000
-----------------------------------------------------------------
Cooper & Chyan Technology,
  Inc.(b)                               450,000        13,781,250
-----------------------------------------------------------------
CSG Systems International,
  Inc.(b)                               185,200         3,102,100
-----------------------------------------------------------------
CyberMedia, Inc.(b)                      17,600           391,600
-----------------------------------------------------------------
Dendrite International, Inc.(b)         250,000         6,656,250
-----------------------------------------------------------------
Documentum, Inc.(b)                     100,000         3,725,000
-----------------------------------------------------------------
Engineering Animation, Inc.(b)(c)       310,100         7,597,450
-----------------------------------------------------------------
Forte Software, Inc.(b)                 100,000         3,775,000
-----------------------------------------------------------------
GT Interactive Software Corp.(b)        143,900         2,752,087
-----------------------------------------------------------------
HBO & Co.                               200,000        12,025,000
-----------------------------------------------------------------
HPR, Inc.(b)                            500,000         7,000,000
-----------------------------------------------------------------
IDX Systems Corp.(b)                     65,600         1,935,200
-----------------------------------------------------------------
Indus Group, Inc.(b)                    250,000         5,062,500
-----------------------------------------------------------------
Integrated Systems, Inc.(b)             390,000        10,530,000
-----------------------------------------------------------------
Jack Henry & Associates                 195,000         7,873,125
-----------------------------------------------------------------
JDA Software Group, Inc.(b)             100,000         3,437,500
-----------------------------------------------------------------
McAfee Associates, Inc.(b)              250,000        11,375,000
-----------------------------------------------------------------
Medic Computer Systems, Inc.(b)         350,000         9,887,500
-----------------------------------------------------------------
National Data Corp.                     200,000         8,225,000
-----------------------------------------------------------------
Network General Corp.(b)                600,000        14,475,000
-----------------------------------------------------------------
OpenVision Technologies, Inc.(b)        300,000         3,225,000
-----------------------------------------------------------------
Optika Imaging Systems, Inc.(b)          70,000           472,500
-----------------------------------------------------------------
OrCAD, Inc.(b)(c)                       320,000         3,280,000
-----------------------------------------------------------------
Par Technology Corp.(b)                 350,000         4,812,500
-----------------------------------------------------------------
Peerless Systems Corp.(b)               200,000         2,125,000
-----------------------------------------------------------------
PeopleSoft, Inc.(b)                     100,000         8,975,000
-----------------------------------------------------------------
Physician Computer Network,
  Inc.(b)                               600,000         5,362,500
-----------------------------------------------------------------
Pure Atria Corp.(b)                     595,307        16,222,116
-----------------------------------------------------------------
Radius, Inc.(b)                             151               208
-----------------------------------------------------------------
Renaissance Solutions, Inc.(b)          250,000        10,062,500
-----------------------------------------------------------------
S3 Inc.(b)                              500,000         9,437,500
-----------------------------------------------------------------
Sapient Corp.(b)                         20,100           929,625
-----------------------------------------------------------------
Saville Systems Ireland PLC-ADR
  (Ireland)(b)                          300,000        12,937,500
-----------------------------------------------------------------
Scopus Technology, Inc.(b)               56,200         2,163,700
-----------------------------------------------------------------
Segue Software, Inc.(b)(c)              100,000         1,337,500
-----------------------------------------------------------------
SQA, Inc.(b)                            180,400         4,938,450
-----------------------------------------------------------------
Sterling Commerce, Inc.(b)              159,260         4,479,187
-----------------------------------------------------------------
Sterling Software, Inc.(b)              100,000         3,250,000
-----------------------------------------------------------------
SunGard Data Systems Inc.(b)            300,000        12,825,000
-----------------------------------------------------------------
Sykes Enterprises, Inc.(b)               60,900         2,831,850
-----------------------------------------------------------------
Synopsys, Inc.(b)                         6,700           301,500
-----------------------------------------------------------------
Systemsoft Corp.(b)                     200,000         5,650,000
-----------------------------------------------------------------
Technology Solutions Co.(b)             337,500        13,120,312
-----------------------------------------------------------------
Transition Systems, Inc.(b)              19,600           186,200
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Unify Corp.(b)(c)                       500,000   $     4,687,500
-----------------------------------------------------------------
Vanstar Corp.(b)                        300,000         7,125,000
-----------------------------------------------------------------
Veritas Software Corp.(b)               360,000        18,180,000
-----------------------------------------------------------------
Viasoft, Inc.(b)                        175,000         8,618,750
-----------------------------------------------------------------
Visio Corp.(b)                          150,000         6,918,750
-----------------------------------------------------------------
Wind River Systems(b)                   250,000        10,625,000
-----------------------------------------------------------------
Xylan Corp.(b)                          175,000         7,000,000
-----------------------------------------------------------------
                                                      411,761,526
-----------------------------------------------------------------

CONSUMER NON-DURABLES-0.59%

Central Garden and Pet Co.(b)           275,000         6,496,875
-----------------------------------------------------------------
Herbalife International, Inc.           152,000         3,021,000
-----------------------------------------------------------------
USA Detergents, Inc.(b)                 200,000         6,600,000
-----------------------------------------------------------------
                                                       16,117,875
-----------------------------------------------------------------

CONTAINERS-0.03%

Apogee Enterprises, Inc.                 25,000           962,500
-----------------------------------------------------------------

COSMETICS & TOILETRIES-0.69%

Helen of Troy Ltd.(b)                   346,200         6,318,150
-----------------------------------------------------------------
Nature's Sunshine Products, Inc.        250,000         5,531,250
-----------------------------------------------------------------
NBTY, Inc.(b)                           450,000         7,031,250
-----------------------------------------------------------------
                                                       18,880,650
-----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-2.90%

AMETEK, Inc.                            200,000         3,975,000
-----------------------------------------------------------------
BMC Industries, Inc.                    500,000        14,812,500
-----------------------------------------------------------------
Checkpoint Systems, Inc.(b)             100,000         2,237,500
-----------------------------------------------------------------
Harman International Industries,
  Inc.                                  126,000         6,473,250
-----------------------------------------------------------------
Methode Electronics, Inc.-Class A       187,500         3,656,250
-----------------------------------------------------------------
Perceptron, Inc.(b)                     300,000         7,425,000
-----------------------------------------------------------------
Sawtek Inc.(b)                           81,900         2,477,475
-----------------------------------------------------------------
SCI Systems, Inc.(b)                    125,000         6,218,750
-----------------------------------------------------------------
Sipex Corp.(b)(c)                       480,000        12,660,000
-----------------------------------------------------------------
Symbol Technologies, Inc.(b)            200,000         8,975,000
-----------------------------------------------------------------
Technitrol, Inc.                          6,700           221,937
-----------------------------------------------------------------
ThermoQuest Corp.(b)                    200,000         2,625,000
-----------------------------------------------------------------
Ultrak, Inc.(b)                         300,000         7,912,500
-----------------------------------------------------------------
                                                       79,670,162
-----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.20%

Imperial Credit Industries,
  Inc.(b)                               300,000         5,437,500
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-3.90%

Aames Financial Corp.                   185,000         8,255,625
-----------------------------------------------------------------
AmeriCredit Corp.(b)                    100,000         1,900,000
-----------------------------------------------------------------
Amresco, Inc.(b)                        330,000         6,971,250
-----------------------------------------------------------------
Cityscape Financial Corp.(b)             90,700         2,335,525
-----------------------------------------------------------------
CMAC Investment Corp.                   150,000        10,368,750
-----------------------------------------------------------------
Concord EFS, Inc.(b)                    500,000        14,500,000
-----------------------------------------------------------------
Consumer Portfolio Services,
  Inc.(b)                               105,000         1,286,250
-----------------------------------------------------------------
Credit Acceptance Corp.(b)              282,400         7,624,800
-----------------------------------------------------------------
First Alliance Corp.(b)                 110,000         2,997,500
-----------------------------------------------------------------
IMC Mortgage Co.(b)                     100,000         3,750,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
FINANCE (CONSUMER
  CREDIT)-(CONTINUED)

Metris Companies Inc.(b)                 50,000   $     1,187,500
-----------------------------------------------------------------
Money Store, Inc. (The)                 716,600        18,452,450
-----------------------------------------------------------------
Olympic Financial Ltd.(b)               486,200         7,718,425
-----------------------------------------------------------------
PMT Services, Inc.(b)                   235,600         4,712,000
-----------------------------------------------------------------
RAC Financial Group, Inc.(b)            161,000         9,660,000
-----------------------------------------------------------------
Southern Pacific Funding Corp.(b)       147,800         4,655,700
-----------------------------------------------------------------
WFS Financial, Inc.(b)                   44,550           935,550
-----------------------------------------------------------------
                                                      107,311,325
-----------------------------------------------------------------

FINANCE (LEASING COMPANIES)-0.09%

Oxford Resources Corp.-Class A(b)       100,000         2,550,000
-----------------------------------------------------------------

FINANCE (SAVINGS & LOAN)-0.50%

Bay View Capital Corp.                  200,000         7,900,000
-----------------------------------------------------------------
TCF Financial Corp.                     150,000         5,812,500
-----------------------------------------------------------------
                                                       13,712,500
-----------------------------------------------------------------

FOOD/PROCESSING-0.63%

Delta & Pine Land Co.                   150,000         5,400,000
-----------------------------------------------------------------
Richfood Holdings, Inc.                 489,700        11,814,012
-----------------------------------------------------------------
                                                       17,214,012
-----------------------------------------------------------------

FUNERAL SERVICES-0.78%

Equity Corporation
  International(b)                      369,900         8,507,700
-----------------------------------------------------------------
Stewart Enterprises, Inc.-Class A       375,000        12,843,750
-----------------------------------------------------------------
                                                       21,351,450
-----------------------------------------------------------------

FURNITURE-0.30%

Ethan Allen Interiors, Inc.             234,400         8,379,800
-----------------------------------------------------------------

GAMING-0.21%

Primadonna Resorts, Inc.(b)             350,000         5,643,750
-----------------------------------------------------------------

HOMEBUILDING-0.32%

American Homestar Corp.(b)              150,000         3,187,500
-----------------------------------------------------------------
Coachmen Industries, Inc.               200,000         5,600,000
-----------------------------------------------------------------
                                                        8,787,500
-----------------------------------------------------------------

HOTELS/MOTELS-0.37%

Prime Hospitality Corp.(b)              450,000         6,862,500
-----------------------------------------------------------------
Suburban Lodges of America,
  Inc.(b)                                80,000         1,670,000
-----------------------------------------------------------------
Wyndham Hotel Corp.(b)                   83,300         1,582,700
-----------------------------------------------------------------
                                                       10,115,200
-----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.79%

Compdent Corp.(b)                       200,000         6,875,000
-----------------------------------------------------------------
CRA Managed Care, Inc.(b)               100,000         5,075,000
-----------------------------------------------------------------
First Commonwealth, Inc.(b)             162,500         3,412,500
-----------------------------------------------------------------
United Companies Financial Corp.        210,000         6,273,750
-----------------------------------------------------------------
                                                       21,636,250
-----------------------------------------------------------------

INSURANCE (MULTI-LINE
  PROPERTY)-0.70%

CapMAC Holdings, Inc.                   250,000         8,343,750
-----------------------------------------------------------------
HCC Insurance Holdings, Inc.            250,000         6,375,000
-----------------------------------------------------------------
Vesta Insurance Group, Inc.             178,500         4,574,063
-----------------------------------------------------------------
                                                       19,292,813
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
LEISURE & RECREATION-1.17%

Cannondale Corp.(b)(c)                  400,000   $     7,700,000
-----------------------------------------------------------------
Lewis Galoob Toys, Inc.(b)              200,000         5,375,000
-----------------------------------------------------------------
Penske Motorsports, Inc.(b)             100,000         3,425,000
-----------------------------------------------------------------
Platinum Entertainment, Inc.(b)         200,000         2,050,000
-----------------------------------------------------------------
West Marine, Inc.(b)                    250,000         8,812,500
-----------------------------------------------------------------
WMS Industries, Inc.(b)                 200,000         4,900,000
-----------------------------------------------------------------
                                                       32,262,500
-----------------------------------------------------------------

MACHINE TOOLS-0.17%

Precision Castparts Corp.               100,000         4,675,000
-----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.08%

Greenwich Air Services,
  Inc.-Class B(b)                       125,000         2,109,375
-----------------------------------------------------------------

MEDICAL (DRUGS)-2.15%

Arbor Drugs, Inc.                       200,000         4,525,000
-----------------------------------------------------------------
Biovail Corp. International(b)
  (Canada)                              250,000         7,312,500
-----------------------------------------------------------------
Cardinal Health, Inc.                   225,000        17,662,500
-----------------------------------------------------------------
Curative Technologies, Inc.(b)          200,000         4,550,000
-----------------------------------------------------------------
Dura Pharmaceuticals, Inc.(b)           200,000         6,900,000
-----------------------------------------------------------------
Express Scripts, Inc.-Class A(b)        200,000         5,825,000
-----------------------------------------------------------------
Medicis Pharmaceutical Corp.(b)         150,000         7,537,500
-----------------------------------------------------------------
Parexel International Corp.(b)          100,000         4,900,000
-----------------------------------------------------------------
                                                       59,212,500
-----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-10.87%

ABR Information Services, Inc.(b)       150,000        10,387,500
-----------------------------------------------------------------
American HomePatient, Inc.(b)           337,350         8,012,062
-----------------------------------------------------------------
American Medical Response,
  Inc.(b)                               250,000         7,500,000
-----------------------------------------------------------------
American Oncology Resources,
  Inc.(b)                                71,900           575,200
-----------------------------------------------------------------
Apria Healthcare Group, Inc.(b)         250,000         4,781,250
-----------------------------------------------------------------
Arbor Health Care Co.(b)(c)             450,000         9,843,750
-----------------------------------------------------------------
Atria Communities, Inc.(b)              250,000         3,156,250
-----------------------------------------------------------------
ClinTrials Research Inc.(b)              62,500         2,320,313
-----------------------------------------------------------------
EmCare Holdings, Inc.(b)                300,000         7,500,000
-----------------------------------------------------------------
Enterprise Systems, Inc.(b)             125,000         2,015,625
-----------------------------------------------------------------
Envoy Corp.(b)                          350,000        12,862,500
-----------------------------------------------------------------
FPA Medical Management, Inc.(b)         200,000         3,725,000
-----------------------------------------------------------------
Genesis Health Ventures, Inc.(b)        250,000         5,718,750
-----------------------------------------------------------------
Health Care and Retirement
  Corp.(b)                              525,000        12,928,125
-----------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(b)                       737,662        16,228,564
-----------------------------------------------------------------
HEALTHSOUTH Corp. (b)                   675,530        25,332,375
-----------------------------------------------------------------
Hologic, Inc.(b)                        183,000         4,163,250
-----------------------------------------------------------------
Lincare Holdings, Inc.(b)               200,000         7,500,000
-----------------------------------------------------------------
MedPartners, Inc.(b)                    150,000         3,168,750
-----------------------------------------------------------------
Multicare Co., Inc.(b)                  375,000         6,750,000
-----------------------------------------------------------------
Myriad Genetics, Inc.(b)                100,000         2,475,000
-----------------------------------------------------------------
NCS HealthCare, Inc.-Class
  A(b)(c)                               200,000         6,075,000
-----------------------------------------------------------------
OccuSystems, Inc.(b)                    287,200         7,862,100
-----------------------------------------------------------------
OrNda HealthCorp.(b)                    400,000        10,900,000
-----------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(b)                               625,000         8,984,375
-----------------------------------------------------------------
Oxford Health Plans, Inc.(b)            300,000        13,650,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
MEDICAL (PATIENT SERVICES)-(CONTINUED)

Pediatrix Medical Group, Inc.(b)        220,000   $     8,662,500
-----------------------------------------------------------------
PhyCor, Inc.(b)                         187,500         5,812,500
-----------------------------------------------------------------
Physicians Resource Group,
  Inc.(b)                               303,200         8,186,400
-----------------------------------------------------------------
Quorum Health Group, Inc.(b)            300,000         8,100,000
-----------------------------------------------------------------
Renal Care Group, Inc.(b)               200,000         7,400,000
-----------------------------------------------------------------
Renal Treatment Centers, Inc.(b)        200,000         5,350,000
-----------------------------------------------------------------
RoTech Medical Corp.(b)                 650,000        10,400,000
-----------------------------------------------------------------
Sunrise Assisted Living, Inc.(b)         94,800         2,180,400
-----------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(b)                               150,000         5,850,000
-----------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(b)                       400,000        10,000,000
-----------------------------------------------------------------
UroCor, Inc.(b)                         142,800         1,677,900
-----------------------------------------------------------------
Vencor, Inc.(b)                         400,000        11,850,000
-----------------------------------------------------------------
Veterinary Centers of America,
  Inc.(b)                               500,000         9,187,500
-----------------------------------------------------------------
                                                      299,072,939
-----------------------------------------------------------------

MEDICAL
  INSTRUMENTS/PRODUCTS-4.35%

Advanced Technology Laboratories,
  Inc.(b)                               150,000         4,575,000
-----------------------------------------------------------------
Boston Scientific Corp.(b)               47,115         2,561,878
-----------------------------------------------------------------
Capstone Pharmacy Services,
  Inc.(b)                               350,000         4,090,625
-----------------------------------------------------------------
CardioThoracic Systems, Inc.(b)         125,000         2,375,000
-----------------------------------------------------------------
Dentsply International, Inc.            300,000        12,637,500
-----------------------------------------------------------------
ESC Medical Systems Ltd.(b)
  (Israel)                               47,850         1,321,856
-----------------------------------------------------------------
General Surgical Innovations,
  Inc.(b)                               301,900         2,188,775
-----------------------------------------------------------------
Gulf South Medical Supply,
  Inc.(b)                               317,200         6,978,400
-----------------------------------------------------------------
Henry Schein, Inc.(b)                   200,000         7,950,000
-----------------------------------------------------------------
IRIDEX Corp.(b)(c)                      150,000         1,200,000
-----------------------------------------------------------------
Lunar Corp.(b)                          100,000         3,112,500
-----------------------------------------------------------------
Mentor Corp.                            200,000         4,425,000
-----------------------------------------------------------------
MiniMed, Inc.(b)                        150,000         3,937,500
-----------------------------------------------------------------
National Dentex Corp.(b)(c)             185,000         3,491,875
-----------------------------------------------------------------
Omnicare, Inc.                          400,000        10,900,000
-----------------------------------------------------------------
Patterson Dental Co.(b)                 400,000        11,200,000
-----------------------------------------------------------------
Physician Sales & Service,
  Inc.(b)                               200,000         4,250,000
-----------------------------------------------------------------
ResMed, Inc.(b)                         275,000         4,606,250
-----------------------------------------------------------------
Suburban Ostomy Supply Co.,
  Inc.(b)(c)                            556,900         6,787,219
-----------------------------------------------------------------
Sybron International Corp.(b)           600,000        17,475,000
-----------------------------------------------------------------
Target Therapeutics, Inc.(b)            100,000         3,700,000
-----------------------------------------------------------------
                                                      119,764,378
-----------------------------------------------------------------

METALS-0.39%

Oregon Metallurgical Corp.(b)           150,000         4,725,000
-----------------------------------------------------------------
Rental Service Corp.(b)                 103,600         2,382,800
-----------------------------------------------------------------
Shaw Group, Inc.(b)                     150,000         3,693,750
-----------------------------------------------------------------
                                                       10,801,550
-----------------------------------------------------------------

OFFICE AUTOMATION-0.34%

Danka Business Systems PLC-ADR
  (United Kingdom)                      237,900         9,426,788
-----------------------------------------------------------------

OFFICE PRODUCTS-0.55%

Daisytek International
  Corp.(b)(c)                           394,700        15,097,275
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-0.75%

Benton Oil & Gas Co.(b)                 325,000   $     7,962,500
-----------------------------------------------------------------
Devon Energy Corp.                      300,000        10,462,500
-----------------------------------------------------------------
Forasol-Foramer N.V.(b) (France)        125,000         2,156,250
-----------------------------------------------------------------
                                                       20,581,250
-----------------------------------------------------------------

OIL & GAS (SERVICES)-1.15%

Camco International, Inc.               225,000         8,718,750
-----------------------------------------------------------------
Energy Ventures, Inc.(b)                261,000        11,484,000
-----------------------------------------------------------------
SEACOR Holdings Inc.(b)                 100,000         5,400,000
-----------------------------------------------------------------
Veritas DGC, Inc.(b)                    300,000         6,150,000
-----------------------------------------------------------------
                                                       31,752,750
-----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-0.41%

Marine Drilling Co., Inc.(b)            458,300         6,358,913
-----------------------------------------------------------------
Varco International, Inc.(b)            250,000         4,937,500
-----------------------------------------------------------------
                                                       11,296,413
-----------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.14%

Schweitzer-Mauduit International,
  Inc.                                  125,000         3,843,750
-----------------------------------------------------------------

POLLUTION CONTROL-2.19%

ATC Environmental, Inc.(b)              300,000         3,262,500
-----------------------------------------------------------------
GTS Duratek, Inc.(b)                    150,000         1,743,750
-----------------------------------------------------------------
United Waste Systems, Inc.(b)           398,700        13,705,313
-----------------------------------------------------------------
US Filter Corp.(b)                      450,000        15,525,000
-----------------------------------------------------------------
USA Waste Services, Inc.(b)             810,000        25,920,000
-----------------------------------------------------------------
                                                       60,156,563
-----------------------------------------------------------------

PUBLISHING-0.53%

Gartner Group, Inc.(b)                  253,600         7,798,200
-----------------------------------------------------------------
World Color Press, Inc.(b)              300,000         6,712,500
-----------------------------------------------------------------
                                                       14,510,700
-----------------------------------------------------------------

RESTAURANTS-1.97%

Apple South, Inc.                       499,962         5,874,554
-----------------------------------------------------------------
Foodmaker, Inc.(b)                      600,000         5,850,000
-----------------------------------------------------------------
Landry's Seafood Restaurants,
  Inc.(b)                               275,000         5,637,500
-----------------------------------------------------------------
Lone Star Steakhouse & Saloon,
  Inc.(b)                               175,000         4,484,375
-----------------------------------------------------------------
Papa John's International,
  Inc.(b)                               150,000         7,462,500
-----------------------------------------------------------------
Planet Hollywood International,
  Inc.-Class A(b)                       200,000         4,150,000
-----------------------------------------------------------------
Showbiz Pizza Time, Inc.(b)             274,600         5,080,100
-----------------------------------------------------------------
Sonic Corp.(b)                          400,000         9,100,000
-----------------------------------------------------------------
Starbucks Corp.(b)                      200,000         6,500,000
-----------------------------------------------------------------
                                                       54,139,029
-----------------------------------------------------------------

RETAIL (FOOD & DRUG)-0.26%

Quality Food Centers, Inc.(b)           200,000         7,300,000
-----------------------------------------------------------------

RETAIL (STORES)-11.45%

Barnett, Inc.(b)                         82,200         1,941,975
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(b)              200,000         5,050,000
-----------------------------------------------------------------
Blyth Industries, Inc.(b)               329,700        12,817,088
-----------------------------------------------------------------
Buckle, Inc. (The)(b)                   170,000         4,335,000
-----------------------------------------------------------------
CDW Computer Centers, Inc.(b)           150,000         9,440,625
-----------------------------------------------------------------
Claire's Stores, Inc.                   250,000         4,250,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
RETAIL (STORES)-(CONTINUED)

Compucom Systems, Inc.(b)               800,000   $     7,800,000
-----------------------------------------------------------------
CompUSA, Inc.(b)                        250,000        11,562,500
-----------------------------------------------------------------
Corporate Express, Inc.(b)              200,000         6,525,000
-----------------------------------------------------------------
Dollar Tree Stores, Inc.(b)             175,000         6,606,250
-----------------------------------------------------------------
Duty Free International, Inc.           400,000         6,400,000
-----------------------------------------------------------------
Eagle Hardware & Garden, Inc.(b)        300,000         8,587,500
-----------------------------------------------------------------
Fila Holding S.p.A.-ADR (Italy)         115,000         8,280,000
-----------------------------------------------------------------
Finish Line, Inc. (The)-Class
  A(b)                                  161,400         6,859,500
-----------------------------------------------------------------
Gadzooks, Inc.(b)                       200,050         5,801,450
-----------------------------------------------------------------
Gargoyles, Inc.(b)                      100,000         1,325,000
-----------------------------------------------------------------
Global DirectMail Corp.(b)              250,000        12,312,500
-----------------------------------------------------------------
Gymboree Corp.(b)                       391,000        12,218,750
-----------------------------------------------------------------
Inacom Corp.(b)                         200,000         6,325,000
-----------------------------------------------------------------
Just for Feet, Inc.(b)                  300,000         7,762,500
-----------------------------------------------------------------
Loehmann's Holdings, Inc.(b)(c)         500,000        13,437,500
-----------------------------------------------------------------
Marks Bros. Jewelers, Inc.(b)(c)        275,000         6,393,750
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(b)          321,000         6,620,625
-----------------------------------------------------------------
Meyer (Fred), Inc.(b)                   200,000         7,025,000
-----------------------------------------------------------------
Micro Warehouse, Inc.(b)                500,000        11,500,000
-----------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A(b)                       200,000         7,400,000
-----------------------------------------------------------------
Neiman Marcus Group, Inc.
  (The)(b)                              150,000         4,893,750
-----------------------------------------------------------------
99 Cents Only Stores(b)                 100,000         1,475,000
-----------------------------------------------------------------
O'Reilly Automotive, Inc.(b)            200,000         7,075,000
-----------------------------------------------------------------
Oakley, Inc.(b)                         700,000        10,412,500
-----------------------------------------------------------------
Performance Food Group Co.(b)(c)        458,750         7,053,281
-----------------------------------------------------------------
Petco Animal Supplies, Inc.(b)          427,500        10,046,250
-----------------------------------------------------------------
Pier 1 Imports, Inc.                    525,000         7,350,000
-----------------------------------------------------------------
Rexall Sundown, Inc.(b)                 150,000         4,068,750
-----------------------------------------------------------------
Sports Authority, Inc. (The)(b)         492,500        11,943,125
-----------------------------------------------------------------
Stein Mart, Inc.(b)                     200,000         3,575,000
-----------------------------------------------------------------
Sunglass Hut International,
  Inc.(b)                               132,200         1,173,275
-----------------------------------------------------------------
Tech Data Corp.(b)                      800,000        20,600,000
-----------------------------------------------------------------
Wet Seal, Inc.-Class A(b)               265,000         8,347,500
-----------------------------------------------------------------
Williams-Sonoma, Inc.(b)                250,000         6,875,000
-----------------------------------------------------------------
Wilmar Industries, Inc.(b)              150,000         3,225,000
-----------------------------------------------------------------
Zale Corp.(b)                           425,000         8,234,375
-----------------------------------------------------------------
                                                      314,925,319
-----------------------------------------------------------------

SCHOOLS-0.08%

Children's Comprehensive
  Services, Inc.(b)                     150,000         2,212,500
-----------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.71%

Dynatech Corp.(b)                        71,800         3,549,613
-----------------------------------------------------------------
Input/Output, Inc.(b)                   400,000        11,900,000
-----------------------------------------------------------------
Thermo Optek Corp.(b)                   350,000         4,200,000
-----------------------------------------------------------------
                                                       19,649,613
-----------------------------------------------------------------

SECURITY & SAFETY SERVICES-0.08%

Cornell Corrections, Inc.(b)            200,000         2,100,000
-----------------------------------------------------------------

SEMICONDUCTORS-1.83%

Actel Corp.(b)                          166,700         2,979,763
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE

SEMICONDUCTORS-(CONTINUED)

Chips & Technologies, Inc.(b)           400,000   $     7,950,000
-----------------------------------------------------------------
Computer Products, Inc.(b)              550,000        10,862,500
-----------------------------------------------------------------
HADCO Corp.(b)                          230,000         6,986,250
-----------------------------------------------------------------
Sanmina Corp.(b)                        250,000        11,437,500
-----------------------------------------------------------------
Vitesse Semiconductor Corp.(b)           75,000         2,390,625
-----------------------------------------------------------------
VLSI Technology, Inc.(b)                450,000         7,762,500
-----------------------------------------------------------------
                                                       50,369,138
-----------------------------------------------------------------

SHOES & RELATED APPAREL-0.70%

Vans, Inc.(b)                           600,000         9,975,000
-----------------------------------------------------------------
Wolverine World Wide, Inc.              375,000         9,281,250
-----------------------------------------------------------------
                                                       19,256,250
-----------------------------------------------------------------

TELECOMMUNICATIONS-6.18%

ADC Telecommunications, Inc.(b)         300,000        20,512,500
-----------------------------------------------------------------
Allen Group, Inc.                       132,000         2,095,500
-----------------------------------------------------------------
Andrew Corp.(b)                         450,000        21,937,500
-----------------------------------------------------------------
Anicom, Inc.(b)                         400,000         3,600,000
-----------------------------------------------------------------
Aspect Telecommunications
  Corp.(b)                              125,000         7,437,500
-----------------------------------------------------------------
Billing Information Concepts(b)         350,000         9,143,750
-----------------------------------------------------------------
Brightpoint, Inc.(b)(c)                 499,950        12,498,750
-----------------------------------------------------------------
LCI International, Inc.(b)              300,000         9,562,500
-----------------------------------------------------------------
P-COM, Inc.(b)                          100,000         2,200,000
-----------------------------------------------------------------
PairGain Technologies, Inc.(b)          386,500        26,620,187
-----------------------------------------------------------------
Precision Response Corp.(b)              50,000         1,787,500
-----------------------------------------------------------------
Premiere Technologies, Inc.(b)           50,200           815,750
-----------------------------------------------------------------
Premisys Communications, Inc.(b)        200,000        10,000,000
-----------------------------------------------------------------
Proxim, Inc.(b)                         100,000         2,275,000
-----------------------------------------------------------------
Tellabs, Inc.(b)                        100,000         8,512,500
-----------------------------------------------------------------
Teltrend, Inc.(b)                       300,000         9,900,000
-----------------------------------------------------------------
TESSCO Technologies, Inc.(b)(c)         300,000        11,850,000
-----------------------------------------------------------------
Tollgrade Communications, Inc.(b)        99,000         2,574,000
-----------------------------------------------------------------
U.S. Long Distance Corp.(b)             307,500         2,575,313
-----------------------------------------------------------------
United States Satellite
  Broadcasting Co., Inc.(b)             123,600         1,993,050
-----------------------------------------------------------------
Xpedite Systems, Inc.(b)                100,000         2,050,000
-----------------------------------------------------------------
                                                      169,941,300
-----------------------------------------------------------------

TEXTILES-2.43%

Designer Holdings Ltd.(b)               350,000         6,693,750
-----------------------------------------------------------------
Mohawk Industries, Inc.(b)              350,000         8,487,500
-----------------------------------------------------------------
Nautica Enterprises, Inc.(b)            450,000        13,837,500
-----------------------------------------------------------------
Springs Industries, Inc.-Class A        150,000         6,768,750
-----------------------------------------------------------------
St. John Knits, Inc.                    250,000        11,437,500
-----------------------------------------------------------------
Tommy Hilfiger Corp.(b)                 250,000        13,000,000
-----------------------------------------------------------------
WestPoint Stevens, Inc.(b)              250,000         6,656,250
-----------------------------------------------------------------
                                                       66,881,250
-----------------------------------------------------------------

TRANSPORTATION-0.51%

Hub Group, Inc.(b)(c)                   400,000         8,900,000
-----------------------------------------------------------------
Rural/Metro Corp.(b)                    100,000         3,650,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
TRANSPORTATION-(CONTINUED)

Trico Marine Services, Inc.(b)           40,800   $     1,438,200
-----------------------------------------------------------------
                                                       13,988,200
-----------------------------------------------------------------
    Total Common Stocks                             2,540,073,704
-----------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT
U.S. TREASURY SECURITIES-1.98%

U.S. TREASURY BILLS(d)
5.046%, 01/02/97(e)                $ 55,000,000        54,550,650
-----------------------------------------------------------------
    Total U.S. Treasury
      Securities                                       54,550,650
-----------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                      AMOUNT           VALUE
REPURCHASE AGREEMENTS-5.39%(f)

Daiwa Securities America, Inc.,
  5.53% 11/01/96(g)                $    222,124   $       222,124
-----------------------------------------------------------------
Dresdner Securities (USA), Inc.,
  5.54% 11/01/96(h)                  47,000,000        47,000,000
-----------------------------------------------------------------
SBC Capital Markets, Inc., 5.55%
  11/01/96(i)                       101,000,000       101,000,000
-----------------------------------------------------------------
    Total Repurchase Agreements                       148,222,124
-----------------------------------------------------------------
TOTAL INVESTMENTS-100.25%                           2,757,522,291
-----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.25%)                                 (6,958,348)
-----------------------------------------------------------------
NET ASSETS-100.00%                                $ 2,750,563,943
=================================================================

Investment Abbreviations:

ADR  - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
Sub.  - Subordinated

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31,1996 was $11,978,513 which represented 0.44% of the Fund's net assets.
(b) Non-income producing security.
(c) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of October 31, 1996 was $153,533,350 which represented 5.58% of the Fund's net assets.
(d) U.S. Treasury bills are traded on discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(h) Joint repurchase agreement entered into 10/31/96 with a maturing value of $200,030,778. Collateralized by $198,651,000 U.S. Treasury obligations, 4.75% to 9.25% due 11/30/97 to 06/30/99.
(i) Joint repurchase agreement entered into 10/31/96 with a maturing value of $700,107,917. Collateralized by $691,506,000 U.S. Treasury obligations, 0% to 9.125% due 11/30/96 to 10/31/01.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $2,102,644,643)                          $2,757,522,291
---------------------------------------------------------
Cash                                              391,114
---------------------------------------------------------
Receivables for:
  Investments sold                             13,844,684
---------------------------------------------------------
  Capital stock sold                           13,253,569
---------------------------------------------------------
  Dividends and interest                          222,317
---------------------------------------------------------
  Variation margin                                568,550
---------------------------------------------------------
Investment for deferred compensation
  plan                                             23,229
---------------------------------------------------------
Other assets                                      130,315
---------------------------------------------------------
    Total assets                            2,785,956,069
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        25,232,620
---------------------------------------------------------
  Capital stock reacquired                      7,170,183
---------------------------------------------------------
  Deferred compensation                            23,229
---------------------------------------------------------
Accrued advisory fees                           1,548,580
---------------------------------------------------------
Accrued administrative service fees                 8,365
---------------------------------------------------------
Accrued distribution fees                         608,714
---------------------------------------------------------
Accrued directors fees                              1,339
---------------------------------------------------------
Accrued transfer agent fees                       509,702
---------------------------------------------------------
Accrued operating expenses                        289,394
---------------------------------------------------------
    Total liabilities                          35,392,126
---------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                              $2,750,563,943
---------------------------------------------------------
Capital stock, $.001 par value per
  share:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                  61,224,358
---------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE                                    $        44.93
---------------------------------------------------------
OFFERING PRICE PER SHARE:
  (Net asset value of $44.93 divided by
    94.50%)                                $        47.54
---------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended October 31, 1996

INVESTMENT INCOME:

Interest                                    $  6,964,425
--------------------------------------------------------
Dividends (net of $26,363 foreign
  withholding tax)                             1,998,154
--------------------------------------------------------
    Total investment income                    8,962,579
--------------------------------------------------------

EXPENSES:

Advisory fees                                 16,492,564
--------------------------------------------------------
Custodian fees                                   244,961
--------------------------------------------------------
Directors' fees                                   21,529
--------------------------------------------------------
Distribution fees                              6,492,025
--------------------------------------------------------
Administrative services fees                      97,857
--------------------------------------------------------
Transfer agent fees                            4,108,892
--------------------------------------------------------
Other                                          1,248,996
--------------------------------------------------------
    Total expenses                            28,706,824
--------------------------------------------------------
Less: Expenses paid indirectly                   (40,269)
--------------------------------------------------------
    Net expenses                              28,666,555
--------------------------------------------------------
Net investment income (loss)                 (19,703,976)
--------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FUTURES
  CONTRACTS AND FOREIGN CURRENCIES:
Net realized gain on sales of:
    Investment securities                    124,457,350
--------------------------------------------------------
    Futures contracts                         17,081,337
--------------------------------------------------------
                                             141,538,687
--------------------------------------------------------
Unrealized appreciation (depreciation)
  of:
    Investment securities                    214,736,369
--------------------------------------------------------
    Futures contracts                         (3,538,650)
--------------------------------------------------------
    Foreign currencies                               (42)
--------------------------------------------------------
                                             211,197,677
--------------------------------------------------------
Net gain on investment securities,
  futures contracts and foreign
  currencies                                 352,736,364
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $333,032,388
--------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                               1996               1995
                                                                                          --------------     --------------
OPERATIONS:

  Net investment income (loss)                                                            $  (19,703,976)    $   (2,318,274)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities, futures contracts and foreign
    currencies                                                                               141,538,687         52,290,438
---------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities, futures contracts and foreign
    currencies                                                                               211,197,677        314,756,271
---------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                     333,032,388        364,728,435
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on investment securities               (54,512,548)                --
---------------------------------------------------------------------------------------------------------------------------
Net increase from capital stock transactions                                                 226,490,173      1,193,587,768
---------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                               505,010,013      1,558,316,203
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                      2,245,553,930        687,237,727
---------------------------------------------------------------------------------------------------------------------------
  End of period                                                                           $2,750,563,943     $2,245,553,930
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                              $1,957,915,109     $1,748,790,238
---------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                     (44,163)           (16,714)
---------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment securities, futures contracts
    and foreign currencies                                                                   133,729,499         49,014,585
---------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, futures contracts and foreign
    currencies                                                                               658,963,498        447,765,821
---------------------------------------------------------------------------------------------------------------------------
                                                                                          $2,750,563,943     $2,245,553,930
===========================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The Fund has temporarily discontinued public sales of its shares to new investors. The Fund is a diversified portfolio which seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the Fund's investment advisor are expected to achieve earnings growth over time at a rate in excess of 15% per year. The assets, liabilities and operations of each portfolio are accounted for separately.
  Information presented in these financial statements pertains only to the Fund. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996, $2,311,225 was reclassified from paid-in capital to undistributed net realized gains as a result of differing book/tax treatments. In addition, $19,676,527 was reclassified from undistributed net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Transactions--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $97,857 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1996, AFS was paid $2,047,282 for such services.
  The Fund received reductions in transfer agency fees of $37,293 from dividends received on balances in cash management accounts. In addition, the Fund incurred expenses of $2,976 from pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $40,269 during the year ended October 31, 1996.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Company has adopted a plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund pays to AIM Distributors an annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sales and distribution of the Fund's shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. Any amounts not paid as a service fee under the Plan would constitute an assets-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's shares. During the year ended October 31, 1996, the Fund paid AIM Distributors $6,492,025 as compensation under the Plan.
  AIM Distributors received commissions of $2,111,788 from sales of shares of the Fund's capital stock during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. During the year ended October 31, 1996, AIM Distributors received $31,306 in contingent deferred sales charges imposed on redemptions of the Fund's capital stock. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1996, the Fund paid legal fees of $12,003 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $14,900,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1996 were $2,207,324,806 and $1,964,387,494, respectively.
The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $740,464,004
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (86,292,810)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $654,171,194
==========================================================
  Cost of investment for tax purposes is
  $2,103,351,097.

NOTE 5-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-FUTURES CONTRACTS

On October 31, 1996, $2,306,000 par value U.S. Treasury obligations were pledged as collateral to cover margin requirements for futures contracts.
  Futures contracts outstanding at October 31, 1996:

           (Contracts -- $500 times index/delivery month/commitment)

                                            UNREALIZED
                                           APPRECIATION
                                           -------------
S&P 500 Index/166 Contracts/Dec 96/Buy      $4,085,850

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1996 and 1995 were as follows:

                       1996                         1995
           ----------------------------  ---------------------------
             SHARES         AMOUNT         SHARES         AMOUNT
           -----------  ---------------  -----------  --------------
Sold        30,538,437  $ 1,334,476,880   53,971,580  $1,912,251,434
--------------------------------------------------------------------
Issued as
  reinvestment
  of
  dividends   1,291,013      49,897,557           --              --
--------------------------------------------------------------------
Reacquired (26,568,998)  (1,157,884,264) (22,228,120)   (718,663,666)
--------------------------------------------------------------------
             5,260,452  $   226,490,173   31,743,460  $1,193,587,768
====================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the three-year period ended October 31, 1996, the ten month period ended October 31, 1993 and each of the years in the six-year period ended December 31, 1992.

                                                             OCTOBER 31,                                  DECEMBER 31,
                                         ---------------------------------------------------     ------------------------------
                                            1996           1995          1994         1993       1992(a)      1991        1990
                                         ----------     ----------     --------     --------     -------     -------     ------
Net asset value, beginning of period     $    40.13     $    28.37     $  23.85     $  18.52     $ 16.06     $ 11.85     $ 13.30
------------------------------------     ----------     ----------     --------     --------     -------     -------     -------
Income from investment operations:
    Net investment income (loss)              (0.32)         (0.04)       (0.05)       (0.02)      (0.03)      (0.04)       0.08
                                         ----------     ----------     --------     --------     -------     -------     -------
    Net gains (losses) on securities
      (both realized and unrealized)           6.09          11.80         4.57         5.35        3.41        7.29       (0.95)
                                         ----------     ----------     --------     --------     -------     -------     -------
        Total from investment
          operations                           5.77          11.76         4.52         5.33        3.38        7.25       (0.87)
                                         ----------     ----------     --------     --------     -------     -------     -------
Less distributions:
    Dividends from net investment
      income                                     --             --           --           --          --          --       (0.09)
                                         ----------     ----------     --------     --------     -------     -------     -------
    Distributions from capital gains          (0.97)            --           --           --       (0.92)      (3.04)      (0.49)
                                         ----------     ----------     --------     --------     -------     -------     -------
        Total distributions                   (0.97)            --           --           --       (0.92)      (3.04)      (0.58)
                                         ----------     ----------     --------     --------     -------     -------     -------
Net asset value, end of period           $    44.93     $    40.13     $  28.37     $  23.85     $ 18.52     $ 16.06     $ 11.85
                                         ==========     ==========     ========     ========     =======     =======     =======
Total return(b)                               14.77%         41.45%       18.96%       28.78%      21.34%      63.90%      (6.50)%
                                         ==========     ==========     ========     ========     =======     =======     =======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                         $2,750,564     $2,245,554     $687,238     $217,256     $38,238     $16,218     $ 9,234
                                         ==========     ==========     ========     ========     =======     =======     =======
Ratio of expenses to average
  net assets(c)                                1.11 (e)(f)    1.08%        1.07%        1.00%(g)    1.25%       1.25%       1.25%
                                         ==========     ==========     ========     ========     =======     =======     =======
Ratio of net investment income (loss)
  to average net assets(d)                    (0.76)%(e)     (0.19)%      (0.26)%      (0.24)%(g)  (0.59)%     (0.31)%      0.62%
                                         ==========     ==========     ========     ========     =======     =======     =======
Portfolio turnover rate                          79%            52%          75%          61%        164%        165%        137%
                                         ==========     ==========     ========     ========     =======     =======     =======
Average broker commission rate(h)        $   0.0545            N/A          N/A          N/A         N/A         N/A         N/A
                                         ==========     ==========     ========     ========     =======     =======     =======


                                          1989        1988        1987
                                         -------     -------     -------
                                         <C
Net asset value, beginning of period     $ 11.07     $  9.86     $ 12.10
------------------------------------     -------     -------     -------
Income from investment operations:
    Net investment income (loss)            0.03        0.05          --
                                         -------     -------     -------
    Net gains (losses) on securities
      (both realized and unrealized)        2.28        1.21       (1.38)
                                         -------     -------     -------
        Total from investment
          operations                        2.31        1.26       (1.38)
                                         -------     -------     -------
Less distributions:
    Dividends from net investment
      income                               (0.03)      (0.05)         --
                                         -------     -------     -------
    Distributions from capital gains       (0.05)         --       (0.86)
                                         -------     -------     -------
        Total distributions                (0.08)      (0.05)      (0.86)
                                         -------     -------     -------
Net asset value, end of period           $ 13.30     $ 11.07     $  9.86
                                         =======     =======     =======
Total return(b)                            20.89%      12.77%     (11.52)%
                                         =======     =======     =======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                         $11,712     $12,793     $13,991
                                         =======     =======     =======
Ratio of expenses to average
  net assets(c)                             1.25%       1.22%       1.20%
                                         =======     =======     =======
Ratio of net investment income (loss)
  to average net assets(d)                  0.24%       0.38%       0.01%
                                         =======     =======     =======
Portfolio turnover rate                       69%         56%        118%
                                         =======     =======     =======
Average broker commission rate(h)            N/A         N/A         N/A
                                         =======     =======     =======

(a) The Fund changed investment advisors on June 30, 1992.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios of expenses to average net assets prior to reduction of advisory fees and expense reimbursements were 1.15%, 1.09%, 1.17% (annualized), 1.65%, 1.83%, 1.99%, 1.80%, 1.56% and 1.29% for 1995-87, respectively.
(d) Ratios of net investment income (loss) to average net assets prior to reduction of advisory fees and expense reimbursements were (0.26)%, (0.28)%, (0.41)% (annualized), (0.99)%, (0.89)%, (0.11)%, (0.31)%, 0.04% and (0.08)%
    for 1995-87, respectively.
(e) Ratios are based on average net assets of $2,596,810,191.
(f) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 1.10%.
(g) Annualized.
(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and
INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

NOTE 10-LEGAL PROCEEDINGS

A claim, Saltzberg v. AIM Equity Funds, Inc., et al., was filed in Southern District Court in Texas in October 1996 against AIM and certain other subsidiaries of AIM Management. The claim was instituted under section 36(b) of the Investment Company Act of 1940 and seeks to recover damages allegedly suffered by the Fund in connection with fees paid for marketing and shareholder services after the Fund was closed to new investors. AIM Management is investigating whether there is any basis at all for this claim and intends to defend it vigorously.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and the ten month period ended October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and the ten month period ended October 31, 1993, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Houston, Texas
December 6, 1996

                                                           DIRECTORS & OFFICERS

BOARD OF DIRECTORS                                 OFFICERS                                OFFICE OF THE FUND
                                                                                           11 Greenway Plaza
Charles T. Bauer                                   Charles T. Bauer                        Suite 1919
Chairman and Chief Executive Officer               Chairman                                Houston, TX 77046
A I M Management Group Inc.
                                                   Robert H. Graham                        INVESTMENT ADVISOR
Bruce L. Crockett                                  President                               A I M Advisors, Inc.
Formerly Director, President, and                                                          11 Greenway Plaza
Chief Executive Officer                            John J. Arthur                          Suite 1919
COMSAT Corporation                                 Senior Vice President and Treasurer     Houston, TX 77046

Owen Daly II                                       Carol F. Relihan                        TRANSFER AGENT
Director                                           Senior Vice President and Secretary     A I M Fund Services, Inc.
Cortland Trust Inc.                                                                        P.O. Box 4739
                                                   Gary T. Crum                            Houston, TX 77210-4739
Carl Frischling                                    Senior Vice President
Partner                                                                                    CUSTODIAN
Kramer, Levin, Naftalis & Frankel                  Scott G. Lucas                          State Street Bank & Trust
                                                   Senior Vice President                   225 Franklin Street
Robert H. Graham                                                                           Boston, MA 02110
President and Chief Operating Officer              Jonathan C. Schoolar
A I M Management Group Inc.                        Senior Vice President                   COUNSEL TO THE FUND
                                                                                           Ballard Spahr
John F. Kroeger                                    Dana R. Sutton                          Andrews & Ingersoll
Formerly Consultant                                Vice President and Assistant Treasurer  1735 Market Street
Wendell & Stockel Associates, Inc.                                                         Philadelphia, PA 19103
                                                   Melville B. Cox
Lewis F. Pennock                                   Vice President                          COUNSEL TO THE DIRECTORS
Attorney                                                                                   Kramer, Levin, Naftalis & Frankel
                                                   P. Michelle Grace                       919 Third Avenue
Ian W. Robinson                                    Assistant Secretary                     New York, NY 10022
Consultant; Formerly Executive Vice President and
Chief Financial Officer                            David L. Kite                           DISTRIBUTOR
Bell Atlantic Management                           Assistant Secretary                     A I M Distributors, Inc.
Services, Inc.                                                                             11 Greenway Plaza
                                                   Nancy L. Martin                         Suite 1919
Louis S. Sklar                                     Assistant Secretary                     Houston, TX 77046
Executive Vice President
Hines Interests                                    Ofelia M. Mayo                          AUDITORS
Limited Partnership                                Assistant Secretary                     KPMG Peat Marwick LLP
                                                                                           700 Louisiana
                                                   Kathleen J. Pflueger                    NationsBank Bldg.
                                                   Assistant Secretary                     Houston, TX 77002

                                                   Samuel D. Sirko
                                                   Assistant Secretary

                                                   Stephen I. Winer
                                                   Assistant Secretary

                                                   Mary J. Benson
                                                   Assistant Treasurer

REQUIRED FEDERAL INCOME TAX INFORMATION
AIM Aggressive Growth Fund distributed long-term capital gains of $0.97 per share during its tax year ended October 31, 1996.

                                         THE AIM FAMILY OF FUNDS--Registered Trademark--

    [Photo of                            AGGRESSIVE GROWTH
11 Greenway Plaza                        AIM Aggressive Growth Fund*
  appears here]                          AIM Capital Development Fund
                                         AIM Constellation Fund
                                         AIM Global Aggressive Growth Fund

                                         GROWTH
                                         AIM Blue Chip Fund
                                         AIM Global Growth Fund
                                         AIM Growth Fund
                                         AIM International Equity Fund
                                         AIM Value Fund
                                         AIM Weingarten Fund

                                         GROWTH AND INCOME
                                         AIM Balanced Fund
                                         AIM Charter Fund

                                         INCOME AND GROWTH
                                         AIM Global Utilities Fund

                                         HIGH CURRENT INCOME
                                         AIM High Yield Fund

                                         CURRENT INCOME
                                         AIM Global Income Fund
                                         AIM Income Fund

                                         CURRENT TAX-FREE INCOME
                                         AIM Municipal Bond Fund
                                         AIM Tax-Exempt Bond Fund of CT
                                         AIM Tax-Free Intermediate Shares

                                         CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                         AIM Intermediate Government Fund

                                         HIGH DEGREE OF SAFETY AND CURRENT INCOME
                                         AIM Limited Maturity Treasury Shares

                                         STABILITY, LIQUIDITY, AND CURRENT INCOME
                                         AIM Money Market Fund

                                         STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
                                         AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has           *AIM Aggressive Growth Fund was closed
provided leadership in the mutual fund    to new investors on July 18, 1995. For
industry since 1976 and currently         more complete information about any AIM
manages approximately $60 billion in      Fund(s), including sales charges and
assets for more than 3.5 million          expenses, ask your financial consultant
shareholders, including individual        or securities dealer for a free
investors, corporate clients, and         prospectus(es). Please read the
financial institutions. The AIM Family    prospectus(es) carefully before you
of Funds--Registered Trademark-- is       invest or send money.
distributed nationwide, and AIM today
ranks among the nation's top 15 mutual
fund companies in assets under
management, according to Lipper
Analytical Services, Inc.

[AIM LOGO APPEARS HERE]                                          ---------------
A I M Distributors, Inc.                                            BULK RATE
11 Greenway Plaza, Suite 1919                                      U.S. POSTAGE
Houston, TX 77046                                                      PAID
                                                                   HOUSTON, TX
                                                                 Permit No. 1919
                                                                 ---------------